Performance Shares and Bonus Shares Granted (Detail)	12 Months Ended
Dec. 31, 2012
Performance Shares
Number of Options
Granted during the year	4,511,700
Forfeited	(249,530)
Ending Balance	4,262,170
Bonus Share
Number of Options
Granted during the year	1,368,423
Exercised and released	(528,392)
Forfeited	(47,655)
Ending Balance	792,376